Expense Example - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend Income Fund - Fidelity Flex Freedom Blend Income Fund	Sep. 08, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none